Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	May 31, 2016
Document Effective Date	Jun. 01, 2016
Prospectus Date	Mar. 01, 2016
Class A & C Shares Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A
Prospectus:
Trading Symbol	SPECX
Class A & C Shares Prospectus | Alger Spectra Fund | Alger Spectra Fund Class C
Prospectus:
Trading Symbol	ASPCX
Class I Shares Prospectus | Alger Spectra Fund | Alger Spectra Fund Class I
Prospectus:
Trading Symbol	ASPIX
Class Z Shares Prospectus | Alger Spectra Fund | Alger Spectra Fund Class Z
Prospectus:
Trading Symbol	ASPZX